Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated January 25, 2019 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2018, as supplemented

Intent to Adopt Alternative Shareholder Report Delivery Method under Rule 30e-3 under the 1940 Act

The following disclosure is added to the cover page of the Prospectus:

Beginning on January 25, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website and you will be notified by mail each time a report is available and you will provided with a website link to access the report.

If you already have elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Distributor or the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling (855) 890-7725 to make such arrangements. Shareholders who hold accounts through an investment advisor, bank, or broker-dealer should contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Distributor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (855) 890-7725 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact your financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your Fund shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

Capitalized terms not defined herein have the meanings assigned to them in the Prospectus.

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Blackstone Real Estate Special Situations Advisors L.L.C. will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus is revised as follows:

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSA Capital Partners LLP	Macro Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

The list of sub-advisers to the Fund in the “Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers:

Bayview Asset Management, LLC

Blackstone Real Estate Special Situations Advisors L.L.C.

Boussard & Gavaudan Investment Management, LLP

Caspian Capital LP

Cerberus Sub-Advisory I, LLC

D. E. Shaw Investment Management, L.L.C.

Emso Asset Management Limited

Endeavour Capital Advisors Inc.

Good Hill Partners LP

GSA Capital Partners LLP

H2O AM LLP

HealthCor Management, L.P.

IPM Informed Portfolio Management AB

Magnetar Asset Management LLC

Nephila Capital Ltd.

NWI Management, L.P.

Sorin Capital Management, LLC

Two Sigma Advisers, LP

Waterfall Asset Management, LLC

The list of sub-advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy	Sub-Strategy
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies	Event-Driven Multi-Strategy
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Cerberus Sub-Advisory I, LLC	Relative Value Strategies	Fixed Income – Asset Backed
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Market Neutral
Good Hill Partners LP	Relative Value Strategies	Fixed Income – Asset Backed
GSA Capital Partners LLP	Macro Strategies	Systematic Diversified
H2O AM LLP	Macro Strategies	Discretionary Thematic
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
IPM Informed Portfolio Management AB	Macro Strategies	Systematic Diversified
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
NWI Management, L.P.	Macro Strategies	Discretionary Thematic
Sorin Capital Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed

The following disclosure is added to the section “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” in the Prospectus:

•

Blackstone Real Estate Special Situations Advisors L.L.C. (“BRESSA”), located at 345 Park Avenue, New York, NY 10154, an investment adviser registered with the SEC, may manage a portion of a Domestic Subsidiary’s assets and/or a portion of the Cayman Subsidiary’s assets using Relative Value Strategies. Founded in 2007, BRESSA had approximately $11.6 billion in assets under management as of December 31, 2018. BRESSA is an indirect wholly-owned subsidiary of Blackstone and an affiliate of the Adviser on the basis that it is under common control with the Adviser.

Valuation of Certain Investments

The section “Shareholder Information—Determination of Net Asset Value—Forwards” in the Prospectus is deleted in its entirety and replaced with the following:

Forwards

•	Forward currency contracts are valued at the current forward market prices obtained from third party pricing service providers or may be based on broker-dealer quotations.

The section “Shareholder Information—Determination of Net Asset Value—Over-the-counter (“OTC”) derivative contracts and fixed-income instruments” in the Prospectus is deleted in its entirety and replaced with the following:

Over-the-counter (“OTC”) derivative contracts and fixed-income instruments

•	Such instruments are valued using third party pricing service providers, counterparty valuations or broker-dealer quotations

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated January 25, 2019 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information,

dated July 30, 2018, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Blackstone Real Estate Special Situations Advisors L.L.C. will serve as a discretionary sub-adviser to the Fund.

The following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•

Blackstone Real Estate Special Situations Advisors L.L.C. (“BRESSA”). BRESSA is an indirect wholly-owned subsidiary of The Blackstone Group L.P., a publicly traded master limited partnership that has units that trade on the New York Stock Exchange under the symbol “BX.” BRESSA is an affiliate of BAIA on the basis that it is under common control with BAIA.

The Adviser’s Affiliation with Refinitiv

The following disclosure is added to the end of the section “Potential Conflicts of Interest—Middle- and Back-Office Services” in the Statement of Additional Information:

Since the Fund’s inception, it has used various pricing services, including Thompson Reuters, to value portfolio investments and determine the net asset value of the Fund’s shares. On October 1, 2018, a consortium led by Blackstone announced that private equity funds managed by Blackstone had completed an acquisition of Thomson Reuters’ Financial & Risk business, now known as Refinitiv. As of the closing date of the transaction, the Blackstone-led consortium owned a 55 percent equity stake in Refinitiv. Refinitiv operates a pricing service that provides valuation services to the mutual fund industry, including the Fund. The pricing information provided by Refinitiv to the Fund is the same as the pricing information provided by Refinitiv to all other customers.

Shareholders should retain this Supplement for future reference.